Average Annual Total Returns - ProShares Short 7-10 Year Treasury	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	ICE U.S. Treasury 7-10 Year Bond Index OneYear		ICE U.S. Treasury 7-10 Year Bond Index FiveYears		ICE U.S. Treasury 7-10 Year Bond Index SinceInception		ICE U.S. Treasury 7-10 Year Bond Index InceptionDate
Total	(5.29%)	(2.28%)	(4.33%)	Apr. 04, 2011	(5.87%)	(2.46%)	(4.43%)		(3.13%)	(1.79%)	(3.19%)		8.50%	[1]	4.70%	[1]	4.10%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.